Basis of Preparation	12 Months Ended
Jan. 31, 2021
Basis Of Preparation
Basis of Preparation
2	Basis of Preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (AASB) and the Corporations Act 2001. Naked Brand Group Limited is a for-profit entity for the purpose of preparing the financial statements.

The consolidated financial statements of the Group also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

(a)	Historical cost convention

The financial statements are based on historical costs, except for the measurement at fair value of selected financial assets and financial liabilities.

(b)	New standards, interpretations, and amendments not yet effective

There are a number of standards, amendments to standards, and interpretation which have been issued by the IASB that are effective in future accounting periods that the group has decided not to adopt early.

In January 2020 the IASB issued the final amendments in Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) which affect the presentation of liabilities in the statement of financial position. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability; clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The changes in Classification of Liabilities as Current or Non-Current – Deferral of Effective Date (Amendments to IAS 1) defer the effective date of the January 2020 Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) to annual reporting periods beginning on or after January 1, 2023. Earlier application of the January 2020 amendments is permitted. Management is currently assessing the impacts of the amended standard.

In May 2020, the IASB issued amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”). The amendments clarify that for purpose of assessing whether a contract is onerous, the cost of fulfilling the contract includes both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for contracts for which an entity has not yet fulfilled all its obligations on or after January 1, 2022. Earlier application is permitted. Management is currently assessing the impacts of the amended standard.

In May 2020, the IASB issued further amendments to IFRS 3, Business Combinations (“IFRS 3”) which update references in IFRS 3 to the revised 2018 Conceptual Framework. To ensure that this update in referencing does not change which assets and liabilities qualify for recognition in a business combination, or create new Day 2 gains or losses, the amendments introduce new exception to the recognition and measurement principles in IFRS 3.

An acquirer should apply the definition of liability in IAS 37, rather than the definition in the Conceptual Framework, to determine whether a present obligation exists at the acquisition date as a result of past events. For a levy in the scope of IFRIC 21, Levies (“IFRIC 21”). The acquire should apply the criteria in IFRSIC 21 to determine whether the obligation event that gives rise to a liability to pay the levy has occurred by the acquisition date. In addition, the amendments clarify that the acquirer should not recognise a contingent asset at the acquisition date. The amendments to IFRS 3 are effective for business combinations occurring in the reporting periods starting on or after January 1, 2022. Earlier application is permitted. Management is currently assessing the impacts of the amened standard.

In May 2020, the IASB issued Property, Plant and Equipment – Proceeds before Intended Use, which made amendments to IAS 16. The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss. The amendments are affective for annual periods beginning on or after January 1, 2022. Early application is permitted. Management is currently assessing the impacts of the amended standard.

In May 2020, the IASB issued Annual Improvements to IFRS standards 2018-2020 which contain an amendment to IFRS 9. The amendment clarifies which fees an entity includes when it applies the “10 per cent” test in paragraph B3.3.6 of IFRS 9 in assessing whether to recognise a financial liability. An entity includes only fees pair or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf. The amendment is effective for annual reporting periods beginning on or after January 1, 2022. Management is currently assessing the impacts of the amended standard.